Taxes (Details) - Schedule of deferred tax assets valuation allowance movement - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Deferred Tax Assets Valuation Allowance Movement Abstract
Beginning balance	$ 439,597	$ 321,371
Change to tax expense in current year	409,099	100,244
Foreign currency translation adjustments	(72,730)	17,982
Ending balance	$ 775,966	$ 439,597